Debt Narrative - Senior Unsecured Notes - Icahn Enterprises Holdings (Details) (Senior unsecured notes [Member], USD $)	0 Months Ended			0 Months Ended	6 Months Ended	12 Months Ended				0 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	Jan. 15, 2010	Jun. 30, 2012	Dec. 31, 2011	Jan. 15, 2010 Initial Notes [Member]	Jun. 30, 2012 Initial Notes [Member]	Dec. 31, 2011 Initial Notes [Member]	Jan. 15, 2010 7.75% senior unsecured notes due 2016 [Member]	Feb. 06, 2012 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Jan. 15, 2010 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Nov. 12, 2010 2010 Additional Notes [Member]	Nov. 12, 2010 2016 Additional Notes [Member]	Nov. 12, 2010 2018 Notes Additional [Member]	Feb. 06, 2012 2012 Additional Notes [Member]	Jun. 30, 2012 Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2012 Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2011 Variable Rate Senior Unsecured Convertible Notes [Member]	Dec. 31, 2011 Variable Rate Senior Unsecured Convertible Notes [Member]	Mar. 30, 2012 Variable Rate Senior Unsecured Convertible Notes [Member]	May 31, 2011 Variable Rate Senior Unsecured Convertible Notes [Member]	Oct. 05, 2008 Variable Rate Senior Unsecured Convertible Notes [Member]	Apr. 30, 2007 Variable Rate Senior Unsecured Convertible Notes [Member]	Apr. 05, 2007 Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2012 Debt repurchase date range, from January 15, 2013 to January 14, 2014 [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2011 Debt repurchase date range, from January 15, 2013 to January 14, 2014 [Member] 7.75% senior unsecured notes due 2016 [Member]	Jun. 30, 2012 Debt repurchase date range, from January 15, 2014 to January 14, 2015 [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2011 Debt repurchase date range, from January 15, 2014 to January 14, 2015 [Member] 7.75% senior unsecured notes due 2016 [Member]	Jun. 30, 2012 Debt repurchase date range, from January 15, 2014 to January 14, 2015 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Debt repurchase date range, from January 15, 2014 to January 14, 2015 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Debt repurchase date range, on or after January 15, 2015 [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2011 Debt repurchase date range, on or after January 15, 2015 [Member] 7.75% senior unsecured notes due 2016 [Member]	Jun. 30, 2012 Debt repurchase date range, from January 15, 2015 to January 14, 2016 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Debt repurchase date range, from January 15, 2015 to January 14, 2016 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Debt repurchase date range, on or after January 15, 2016 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Debt repurchase date range, on or after January 15, 2016 [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Debt repurchase percentage of principal amount authorized pursuant to additional requirements [Member] 7.75% senior unsecured notes due 2016 [Member]	Dec. 31, 2011 Debt repurchase percentage of principal amount authorized pursuant to additional requirements [Member] 7.75% senior unsecured notes due 2016 [Member]	Jun. 30, 2012 Debt repurchase percentage of principal amount authorized pursuant to additional requirements [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Dec. 31, 2011 Debt repurchase percentage of principal amount authorized pursuant to additional requirements [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]	Jun. 30, 2012 Debt repurchase percentage of principal amount authorized if change of control [Member] Initial Notes [Member]	Dec. 31, 2011 Debt repurchase percentage of principal amount authorized if change of control [Member] Initial Notes [Member]	Apr. 05, 2007 Minimum [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Apr. 05, 2007 Maximum [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Jul. 12, 2012 Issuance of Debt [Member] 8% senior unsecured notes due 2018 - Icahn Enterprises Holdings [Member]
Debt Instrument [Line Items]
Aggregate principal amount issued, long-term debt							$ 850,000,000	$ 700,000,000	$ 1,150,000,000		$ 200,000,000	$ 300,000,000	$ 700,000,000								$ 600,000,000																						$ 300,000,000
Interest rate, long-term debt							7.75%		8.00%																																		8.00%
Gross proceeds from sale of senior unsecured notes				1,987,000,000						512,000,000			716,000,000																														314,000,000
Extinguishment of Debt, Amount	1,280,000,000
Percentage of notes tendered	97.00%
Redemtion percentage of principal amount																							103.875%	103.875%	101.938%	101.938%	104.00%	104.00%	100.00%	100.00%	102.00%	102.00%	100.00%	100.00%	107.75%	107.75%	108.00%	108.00%	101.00%	101.00%
Redemption percentage of aggregate principal amount authorized to be redeemed at higher percenatge of principal amount					35.00%	35.00%
Percentage of aggregate principal amount required to remain outstanding if debt redeemed at higher percenatge of principal amount					65.00%	65.00%
Variable interest rate														4.00%	4.00%		4.00%																								4.00%	5.50%
Variable rate notes conversion price per depositary unit																		$ 102.75	$ 103.95	$ 105.00		$ 132.595
Variable rate notes, principal amount converted per depositary unit																		1,000	1,000	1,000		1,000
Variable rate notes, depositary unit, maximum dividends, per share, declared, before matching distribution to variable rate noteholders required															$ 0.10		$ 0.10
Variable rate notes, distribution amount														0	0	1,000,000
Additional indebtedness allowed per debt covenants		$ 1,500,000,000	$ 1,300,000,000